BNY Mellon High Yield Municipal Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 1.4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	775,019	773,810
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	1,821,398	1,754,348
Total Collateralized Municipal-Backed Securities (cost $2,876,368)				2,528,158
Long-Term Municipal Investments — 100.2%
Alabama — 3.7%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,750,000	1,792,893
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,016,067
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	550,000	518,568
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,214,115
				6,541,643
Alaska — 1.2%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,127,953
Arizona — 6.4%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	907,847
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,322,814
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,537,196
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	2,725,000	273
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	100
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,000,402
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,301,703
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	660,562
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	925,163
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	872,619
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,725,498
				11,254,177
Arkansas — 1.5%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000	2,719,861
California — 3.6%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,505,000	1,352,958
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Brightline West Passenger Rail) Ser. B(a),(b)	12.00	11/2/2026	1,500,000	840,000
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	2,000,000	2,047,456

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
California — 3.6% (continued)
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(b)	4.32	12/20/2043	1,000,000	1,016,563
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	105,519
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,025,394
				6,387,890
Colorado — 6.0%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	381,927
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Ascent Classical Academy Charter Schools, Inc Project)(Insured; State Aid Intercept) Ser. A(b)	4.75	4/1/2036	1,500,000	1,482,737
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	500,000	509,466
Denver International Business Center Metropolitan District No.1, GO	6.00	12/1/2048	1,000,000	1,003,025
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,832,438
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,628,617
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.09	8/1/2044	2,200,000	2,460,927
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Corp.)	3.25	12/15/2050	375,000	327,655
				10,626,792
Connecticut — 2.6%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A(e)	2.40	7/1/2042	1,500,000	1,500,000
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,512,280
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living Project) Ser. A	6.38	10/1/2045	1,450,000	1,540,717
				4,552,997
District of Columbia — 1.6%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,854,980
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,057,983
				2,912,963
Florida — 4.6%
Florida Development Finance Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	7/1/2044	1,800,000	1,775,648
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	1,000,000	1,039,986
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	500,000	541,188
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.25	11/1/2034	1,500,000	1,592,844
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	1,871,755
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	452,270
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	827,475
				8,101,166

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
Georgia — 1.0%
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.72	1/1/2059	1,850,000	1,842,950
Illinois — 5.1%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	705,900
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,397,139
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	750,000	789,985
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,008,193
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,005,620
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	508,192
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	1,500,000	1,551,779
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,083,050
				9,049,858
Indiana — .0%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	3,325,000	332
Louisiana — 1.5%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,480,000	1,532,404
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,000,000	1,099,933
				2,632,337
Massachusetts — .9%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,650,000	1,598,894
Michigan — 2.2%
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	557,285
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,220,000	2,296,063
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	56,880,000	1,002,476
				3,855,824
Minnesota — .5%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	919,847
Missouri — 2.1%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,000,700
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,148,948
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	620,000	617,235
				3,766,883
Nevada — 1.6%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	430,000	430,571
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	880,000	842,036
Reno, Revenue Bonds, Refunding, Ser. D(b),(f)	0.00	7/1/2058	13,000,000	1,527,653
				2,800,260
New Hampshire — 1.3%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	900,458

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
New Hampshire — 1.3% (continued)
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	700,000	445,749
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	941,667
				2,287,874
New Jersey — .8%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	825,153
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	625,000	662,007
				1,487,160
New York — 9.3%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	1,400,000	1,403,593
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.38	10/15/2061	1,500,000	1,429,438
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	7.00	12/15/2055	750,000	757,301
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,500,000	1,559,628
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(f)	0.00	11/15/2042	10,815,000	5,202,052
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	1,500,000	1,604,332
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.77	11/15/2047	3,000,000	2,744,462
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,700,000	1,651,635
				16,352,441
North Carolina — 2.4%
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	500,000	535,982
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,370,026
North Carolina Medical Care Commission, Revenue Bonds, Refunding (The United Methodist Retirement Homes Project)	5.63	10/1/2055	360,000	367,830
				4,273,838
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,078,455
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,200,000	1,169,219
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	941,510
				5,189,184
Oklahoma — 1.4%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,503,112
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,011,539
				2,514,651

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
Oregon — 1.0%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	860,000	843,688
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	869,162
				1,712,850
Pennsylvania — 3.4%
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	640,000	640,638
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	1,000,271
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,237,768
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	2,270,000	2,144,362
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,000,419
				6,023,458
Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. B	5.63	7/1/2065	600,000	611,950
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,252,551
				1,864,501
South Dakota — 1.4%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.11	7/1/2046	2,400,000	2,406,564
Texas — 5.6%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,096,815
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,000,000	2,137,508
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, Llc Project)(a)	5.00	6/1/2030	1,000,000	1,032,326
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,077,216
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,107,148
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2051	1,750,000	1,442,141
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	2,000,000	2,069,422
				9,962,576
U.S. Related — 7.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	225,000	233,702
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	373,154	272,340
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	290,644
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	260,010
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	1,223,696	1,209,657
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	289,874
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	4,316,303	3,828,210
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	331,201

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
U.S. Related — 7.2% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(f)	0.00	7/1/2033	2,531,000	1,971,077
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	2,000,000	1,976,388
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,000,000	1,994,328
				12,657,431
Utah — 3.8%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.00	3/1/2041	600,000	609,927
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	1,715,000	1,728,655
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.50	6/1/2050	725,000	739,782
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,007,962
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,049,947
Utah City West Public Infrastructure District No. 1, Special Assessment Bonds(b)	5.00	12/1/2036	1,550,000	1,608,556
				6,744,829
Virginia — .7%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	500,000	384,661
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	769,322
				1,153,983
Washington — 4.0%
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	4,000,000	3,344,590
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,001,544
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,640,863
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	1,042,918
				7,029,915
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,040,000	1,067,007
Wisconsin — 7.2%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2045	1,850,000	1,725,771
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	1,000,000	1,110,672
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	2,500,000	786,435
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,156,929	1,201,862
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,000,000	1,000,311
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2037	950,000	992,167
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,051,014
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	629,272

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.2% (continued)
Wisconsin — 7.2% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,650,772
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)(b)	5.00	6/15/2036	500,000	506,243
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	910,383
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,202,492
				12,767,394
Total Long-Term Municipal Investments (cost $193,373,944)				177,188,283
Total Investments (cost $196,250,312)			101.6%	179,716,441
Liabilities, Less Cash and Receivables			(1.6%)	(2,884,943)
Net Assets			100.0%	176,831,498

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $62,095,668 or 35.1% of net assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31,
2026 was $705, which represented .0% of net assets.

(d)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield Municipal Bond Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,528,158	—	2,528,158
Municipal Securities	—	177,188,283	—	177,188,283
	—	179,716,441	—	179,716,441
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,340,000)	—	(6,340,000)
	—	(6,340,000)	—	(6,340,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.

Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At May 31, 2026, accumulated net unrealized depreciation on investments was $16,533,871, consisting of $2,981,047 gross unrealized appreciation and $19,514,918 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.